INTERESTS IN OTHER ENTITIES - Disclosure of Key Assumptions in VIU Calculation (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Carrying amount of investment	£ 11,635	£ 11,635
Santander UK plc
Disclosure of subsidiaries [line items]
Carrying amount of investment	£ 11,268	£ 11,268
Discount rate	12.30%	12.10%
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Carrying amount of investment	£ 337	£ 337
Discount rate	12.30%	12.10%
Loans and advances to customers - other
Disclosure of subsidiaries [line items]
Carrying amount of investment	£ 30	£ 30